Long-Term Investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
6. LONG-TERM INVESTMENTS
As of December 31, 2020 and 2021, the Company held equity investments in several privately-held companies with the carrying value as follows:

	Percentage of Ownership		December 31
	2020	2021	2020	2021
			US$	US$
Equity securities measured at cost:
Cashido Corp. (Cashido)	0.6%	0.6%	—	—
Vastview Technology, Corp. (Vastview)	2.9%	2.9%	—	—
Deep Vision, Inc (Deep Vision)	16.2%	14.4%	5,000	6,500
BIWIN Storage Technology Corp.(BIWIN)	—	0.3%	—	2,041

			5,000	8,541

In June 2018, the Company invested US$3,000 thousand in the preferred stock of Deep Vision which is accounted for under the cost method. Deep Vision is a developer of low-power
deep-learning processors. In March 2020 and May 2021, the Company invested additional US$2,000 thousand and 1,500 thousand, respectively, in the preferred stock of Deep Vision.
In July 2021, the Company invested US$2,041 thousand in the common stock of BIWIN, which is accounted for under the cost method. BIWIN is a leading module maker in China focusing on solid state storage devices and is one of our customers.